Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt

14.	Debt
a)
The Company’s short- and long-term debt consists of the following:

At December 31, 2018				(thousand pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2019	Ps.	14,762,175
	Fixed-rate Senior notes (i)	5.500%	2019		7,427,972
	Fixed-rate Senior notes (i)	5.000%	2020		41,822,521
	Fixed-rate Senior notes (i)	3.125%	2022		31,492,640
	Fixed-rate Senior notes (i)	6.375%	2035		19,315,420
	Fixed-rate Senior notes (i)	6.125%	2037		7,267,419
	Fixed-rate Senior notes (i)	6.125%	2040		39,365,800
	Fixed-rate Senior notes (i)	4.375%	2042		22,635,335

	Subtotal U.S. dollars			Ps.	184,089,282

Mexican pesos
	Fixed-rate Senior notes (i)	6.000%	2019	Ps.	10,000,000
	Domestic Senior notes (i)	8.600%	2020		7,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		4,629,425
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	68,001,125

Euros
	Fixed-rate Senior notes (i)	4.125%	2019	Ps.	22,558,572
	Exchangeable Bonds (i)	0.000%	2020		64,107,851
	Fixed-rate Senior notes (i)	3.000%	2021		22,558,572
	Fixed-rate Senior notes (i)	3.125%	2021		17,568,739
	Fixed-rate Senior notes (i)	4.000%	2022		18,028,031
	Fixed-rate Senior notes (i)	4.750%	2022		16,918,929
	Fixed-rate Senior notes (i)	3.500%	2023		7,132,481
	Fixed-rate Senior notes (i)	3.259%	2023		16,918,929
	Fixed-rate Senior notes (i)	1.500%	2024		19,174,786
	Fixed-rate Senior notes (i)	1.500%	2026		16,918,929
	Fixed-rate Senior notes (i)	2.125%	2028		14,663,072

	Subtotal Euros			Ps.	236,548,891

Pounds sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,550,801
	Fixed-rate Senior notes (i)	5.750%	2030		16,316,042
	Fixed-rate Senior notes (i)	4.948%	2033		7,530,481
	Fixed-rate Senior notes (i)	4.375%	2041		18,826,202

	Subtotal Pounds sterling			Ps.	55,223,526

Brazilian reais
	Debenture (i)	103.900% of CDI	2019	Ps.	5,079,720
	Promissory notes (i)	102.400% of CDI	2019		5,079,720
	Promissory notes (i)	103.250% of CDI	2019		1,828,699
	Debenture (i)	102.900% of CDI	2020		7,619,580
	Debenture (i)	104.000% of CDI	2021		5,587,692
	Debenture (i)	104.250% of CDI	2021		7,695,776

	Subtotal Brazilian reais			Ps.	32,891,187

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,334,864

	Subtotal Japanese yen			Ps.	2,334,864

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	3,904,707

	Subtotal Chilean pesos			Ps.	3,904,707

	Subtotal other currencies			Ps.	6,239,571

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	12,407,214

	Subtotal Euros			Ps.	12,407,214

Pounds sterling
	GBP NC7 Capital Securities (iii)	6.375%	2073	Ps.	13,805,881

	Subtotal Pounds sterling			Ps.	13,805,881

	Subtotal Hybrid Notes				26,213,095

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	L + 0.200% and 1.500% - 8.950%	2019 - 2021	Ps.	11,698,885
Mexican pesos
	Lines of credit (ii)	TIIE + 0.175%	2019	Ps.	4,500,000
Euros
	Lines of credit (ii)	-0.100% - 0.000%	2019	Ps.	5,526,850
Brazilian reais
	Lines of credit (ii)	5.000% - 6.000%	2019 - 2027	Ps.	27,009
Peruvian Soles
	Lines of credit (ii)	4.700% - 12.100%	2019	Ps.	7,898,595
Chilean pesos
	Financial Leases	8.700% - 8.970%	2019 - 2027	Ps.	64,437

	Subtotal Lines of Credit and others			Ps.	29,715,776

	Total debt			Ps.	638,922,453

	Less: Short-term debt and current portion of long-term debt			Ps.	96,230,634

	Long-term debt			Ps.	542,691,819

At December 31, 2019				(thousand pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2020	Ps.	11,774,764
	Fixed-rate Senior notes (i)	3.125%	2022		30,152,320
	Fixed-rate Senior notes (i)	3.625%	2029		18,845,200
	Fixed-rate Senior notes (i)	6.375%	2035		18,493,360
	Fixed-rate Senior notes (i)	6.125%	2037		6,958,119
	Fixed-rate Senior notes (i)	6.125%	2040		37,690,400
	Fixed-rate Senior notes (i)	4.375%	2042		21,671,980
	Fixed-rate Senior notes (i)	4.375%	2049		23,556,500

	Subtotal U.S. dollars			Ps.	169,142,643

Mexican pesos
	Domestic Senior notes (i)	8.600%	2020	Ps.	7,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		4,757,592
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	58,129,292

Euros
	Commercial Paper (iv)	-0.230%	2020	Ps.	380,360
	Commercial Paper (iv)	-0.230%	2020		211,311
	Commercial Paper (iv)	-0.230%	2020		211,311
	Commercial Paper (iv)	-0.230%	2020		950,901
	Commercial Paper (iv)	-0.230%	2020		633,934
	Commercial Paper (iv)	-0.230%	2020		211,311
	Exchangeable Bond (i)	0.000%	2020		60,051,270
	Fixed-rate Senior notes (i)	3.000%	2021		21,131,123
	Fixed-rate Senior notes (i)	3.125%	2021		15,848,342
	Fixed-rate Senior notes (i)	4.000%	2022		15,848,342
	Fixed-rate Senior notes (i)	4.750%	2022		15,848,342
	Fixed-rate Senior notes (i)	3.500%	2023		6,339,337
	Fixed-rate Senior notes (i)	3.259%	2023		15,848,342
	Fixed-rate Senior notes (i)	1.500%	2024		17,961,454
	Fixed-rate Senior notes (i)	1.500%	2026		15,848,342
	Fixed-rate Senior notes (i)	0.750%	2027		21,131,123
	Fixed-rate Senior notes (i)	2.125%	2028		13,735,230

	Subtotal Euros			Ps.	222,190,375

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,491,541
	Fixed-rate Senior notes (i)	5.750%	2030		16,239,003
	Fixed-rate Senior notes (i)	4.948%	2033		7,494,924
	Fixed-rate Senior notes (i)	4.375%	2041		18,737,311

	Subtotal Pound Sterling			Ps.	54,962,779

Brazilian reais
	Debentures (i)	102.900% de CDI	2020	Ps.	7,013,124
	Debentures (i)	104.000% de CDI	2021		5,142,958
	Debentures (i)	104.250% de CDI	2021		7,083,256
	Promissory notes (i)	CDI + 0.600%	2021		1,683,150
	Promissory notes (i)	106.000% de CDI	2022		9,350,832
	Promissory notes (i)	106.500% de CDI	2022		4,675,416

	Subtotal Brazilian reais			Ps.	34,948,736

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,255,663

	Subtotal Japanese yen			Ps.	2,255,663

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	3,562,695

	Subtotal Chilean pesos			Ps.	3,562,695

	Subtotal other currencies			Ps.	5,818,358

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	11,622,118

	Subtotal Euros			Ps.	11,622,118

Pound Sterling
	GBP NC7 Capital Securities (iii)	6.375%	2073	Ps.	13,740,695

	Subtotal Pound Sterling			Ps.	13,740,695

	Subtotal Hybrid Notes			Ps.	25,362,813

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	5.500% - 9.020%	2020 - 2024	Ps.	9,359,340
Mexican pesos
	Lines of credit (ii)	TIIE + 0.050% - TIIE + 0.090%	2020	Ps.	22,000,000
Euros
	Lines of credit (ii)	0.030%	2020	Ps.	2,113,112
Peruvian Soles
	Lines of credit (ii)	3.550% - 3.700%	2020 - 2021	Ps.	15,351,211
Chilean pesos
	Lines of credit (ii)	TAB + 0.350%	2021	Ps.	4,821,222
	Financial Leases	8.700% - 8.970%	2020 - 2027	Ps.	54,596

	Subtotal Lines of Credit and others			Ps.	53,699,481

	Total debt			Ps.	624,254,477

	Less: Short-term debt and current portion of long-term debt			Ps.	129,172,033

	Long-term debt			Ps.	495,082,444

L = LIBOR (London Interbank Offered Rate)
TIIE = Mexican Interbank Interest Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean Weighted average funding rat
e

Interest rates on the Company’s debt are subject to variances in international and local rates. The Company’s weighted average cost of borrowed funds at December 31, 2018, and December 31, 2019 was approximately 4.31% and 4.16%, respectively.
Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.
An analysis of the Company’s short-term debt maturities as of December 31, 2018, and December 31, 2019, is as follows:

	2018	2019
Obligations and Senior Notes	Ps. 67,365,810	Ps. 88,438,286
Lines of credit	28,852,364	40,722,004
Financial Leases	12,460	11,743

Total	Ps. 96,230,634	Ps. 129,172,033

Weighted average interest rate	5.20%	3. 31%

The Company’s long-term debt maturities as of December 31, 2019 are as follows:

Years	Amount
2021	Ps. 63,552,328
2022	98,645,036
2023	22,193,586
2024 and thereafter	310,691,494

Total	Ps. 495,082,444

(i) Senior Notes
The outstanding Senior Notes at December 31, 2018, and December 31, 2019, are as follows:

Currency*	2018	2019
U.S. dollars	Ps. 184,089,282	Ps. 169,142,643
Mexican pesos	68,001,125	58,129,292
Euros**	236,548,891	222,190,375
Pounds sterling**	55,223,526	54,962,779
Brazilian reais	32,891,187	34,948,736
Japanese yens	2,334,864	2,255,663
Chilean pesos	3,904,707	3,562,695
*	Thousands of Mexican pesos
**	Includes secured and unsecured senior notes.
(ii) Lines of credit
At December 31, 2018, 2019, debt under lines of credit aggregated to Ps. $29,651 million and Ps. $53,645 million, respectively.

The Company has two revolving syndicated credit facilities, one for the Euro equivalent of U.S. $2,000 million and the other for U.S. $2,500 million maturing in 2021 and 2024, respectively. As long as the facilities are committed, a commitment fee is paid. As of December 31, 2019, these credit facilities were undrawn. Telekom Austria has also an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2024.
(iii) Hybrid Notes
We currently have two Capital Securities (hybrid notes) maturing in 2073: a series denominated in euros for a total amount of €550 million with a coupon of 6.375% and a series denominated in pound sterling for £550 million with a coupon of 6.375%. The Capital Securities are deeply subordinated, and when they were issued the principal rating agencies stated that they would treat only half of the principal amount as indebtedness for purposes of evaluating our leverage (an analysis referred to as 50.0% equity credit). The Capital Securities are subject to redemption at our option at varying dates beginning in 2023 for the euro-denominated series and beginning in 2020 for the sterling-denominated series.
On September 2018, we exercised the option to call our hybrid bond with a maturity date in 2073 for a total amount of €900 million euros.
KPN
On September 2018, América Móvil delivered 224,695,844 KPN shares, equivalent to 5% of the total outstanding shares, after the maturity of a mandatory conversion bond with a nominal outstanding amount of €750 million Euros.
The transaction represented the sale of those shares at an effective price of €3.3374 euros per share.
(iv) Commercial Paper
At December 31, 2019, debt under commercial paper aggregated to Ps. $2,599.1 million.
Restrictions
A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. At December 31, 2019, the Company was in compliance with all these requirements.
A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.
Covenants
In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.
Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).

Several of the financing instruments of the Company may be accelerated, at the option of the debt holder in the case that a change in control occurs.
At December 31, 2019, the Company was in compliance with all the covenants.